ORGANIZATION AND DESCRIPTION OF THE COMPANY	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of the Company	ORGANIZATION AND DESCRIPTION OF THE COMPANY
(a)Brookfield Reinsurance Ltd.
Brookfield Reinsurance Ltd. (“Brookfield Reinsurance” or the “Company”) is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. The Company’s class A exchangeable shares are listed on the New York Stock Exchange (NYSE) and the Toronto Stock Exchange (TSX) under the symbol "BNRE". In December 2022, the Company changed its name from Brookfield Asset Management Reinsurance Partners Ltd. to Brookfield Reinsurance Ltd. and changed its trading symbol from "BAMR" to "BNRE". The Company’s operations are located primarily in Bermuda, the United States, Canada, and the Cayman Islands. The company’s registered head office is Ideation House, 1st Floor, 94 Pitts Bay Road, Pembroke, HM08, Bermuda.
The Company holds a direct 100% ownership interest in BAM Re Holdings Ltd. (“BAM Re Holdings”), which holds the Company’s interest in its operating subsidiaries North End Re Ltd. (“NER Ltd.”), North End Re (Cayman) SPC ("NER SPC"), Brookfield Annuity Company ("BAC") and American National Insurance Group, LLC (“American National”).
The Company operates a capital solutions business providing insurance and reinsurance services to individuals and institutions. Through its operating subsidiaries, Brookfield Reinsurance offers a broad range of insurance products and services, including life insurance and annuities, and personal and commercial property and casualty insurance. The business is presently conducted through our subsidiaries under three operating segments: Direct Insurance, Reinsurance and Pension Risk Transfer ("PRT").
(b)Spin-off of Brookfield Reinsurance Ltd.
On June 28, 2021, Brookfield Corporation (“Brookfield”), formerly Brookfield Asset Management Inc., completed the spin-off of the Company (the “Spin-off”), which was affected by way of a special dividend of the class A exchangeable limited voting shares (“class A exchangeable shares”) of the Company to holders of Brookfield Class A limited voting shares (“Brookfield Class A Shares”) and Class B limited voting shares (“class B Shares”) as of June 18, 2021 (the “record date”). Pursuant to the special dividend, as of the record date, holders of Brookfield Class A Shares and class B Shares received one class A exchangeable share for every 145 Brookfield Class A Shares or class B Shares held. Brookfield holds all the class C non-voting shares (“class C shares”), giving it the residual economic interest in the Company, but no voting interest in it.
Prior to the Spin-off, Brookfield effected a reorganization so that the Company’s PRT business (the “Business”) and other investments that were historically owned and operated by Brookfield, through its operating entities, were acquired by BAM Re Holdings, a subsidiary of the Company.
The following describes the transactions and agreements resulting from the Spin-off:
(i)Class A exchangeable shares
As part of the Spin-off, Brookfield subscribed for 11 million class A exchangeable shares for approximately $538 million in cash. Upon Spin-off, Brookfield distributed the 11 million class A exchangeable shares as a special dividend to the Brookfield shareholders who hold Brookfield class A Shares and Brookfield class B Shares.
(ii)Class B shares
As part of the Spin-off, holders of class B shares (“Brookfield Reinsurance Class B Partners”), through a voting trust, subscribed for 24,000 class B shares for $1 million.
(iii)Class C shares
As part of the Spin-off, Brookfield transferred its ownership in the Business along with its holdings of American Equity Investment Life Holding Company (“AEL Holdings”) common shares and additional cash for working capital purposes to the Company. The total value of the consideration provided to the Company was approximately $712 million, which was exchanged for 17 million class C shares. In October 2021, the Company issued an additional 7 million class C shares to Brookfield for consideration of $250 million. In May 2022, the Company issued an additional 11 million class C shares to Brookfield for consideration of $450 million. As at December 31, 2022, there were 41 million class C shares outstanding (December 31, 2021 - 24 million). Brookfield owns all the issued and outstanding class C shares.
(iv)Equity Commitment
As part of the Spin-off, Brookfield provided to the Company an equity commitment in the amount of $2.0 billion to fund future growth, which the Company may draw on from time to time. The equity commitment may be called by the Company in exchange for the issuance of a number of class C shares or junior preferred shares. Further details of the equity commitment are described in Note 26.
(v)Credit Agreement
As part of the Spin-off, the Company entered into a credit agreement with Brookfield (the “Brookfield Credit Agreement”) as lender on June 28, 2021, providing for a three-year revolving $200 million credit facility. On March 9, 2022, the revolving credit facility agreement was increased to $400 million. Further details of the Brookfield Credit Agreement are described in Note 26.
(vi)Support Agreement
As part of the Spin-off, the Company entered into a support agreement with Brookfield (the “Support Agreement”). Brookfield has agreed to support the economic equivalence of the class A exchangeable shares and Brookfield Class A Shares for so long as class A exchangeable shares not owned by Brookfield are outstanding, and there has not been an amendment to the exchange feature by agreeing to, among other things, take all actions reasonably necessary to enable the Company to pay quarterly distributions, the liquidation amount, or the amount payable on a redemption of class A exchangeable shares, as the case may be. Further details of the Support Agreement are described in Note 26.
(vii)Rights Agreement
As part of the Spin-off, the Company entered into a rights agreement with Brookfield (the “Rights Agreement”), pursuant to which Brookfield has agreed that on the applicable specified exchange date with respect to any class A exchangeable shares submitted for exchange, Brookfield will satisfy, or cause to be satisfied, the obligations pursuant to our memorandum of association and by-laws to exchange such subject class A exchangeable shares for Brookfield Class A Shares or its cash equivalent plus any unpaid distributions. Further details of the Rights Agreement are described in Note 26.
(viii)Administration Agreement
As part of the Spin-off, the Company entered into an administration agreement with Brookfield (the “Administration Agreement”), pursuant to which Brookfield has agreed to provide administrative services to the Company, including the services of our Chief Executive Officer and Chief Investment Officer and certain other administrative services, on a cost-recovery basis. On August 5, 2022, the Administration Agreement was amended to include providing the services of the Chief Financial Officer. Further details of the Administration Agreement are described in Note 26.
(ix)Investment Management Agreement
As part of the Spin-off, the Company entered into one or more Investment Management Agreements appointing Brookfield as the investment manager of certain assets and accounts, including assets backing the liabilities assumed by the Company under the insurance and future reinsurance arrangements, and any assets held as surplus. Further details of the Brookfield Investment Management Agreements are described in Note 26.
(x)Licensing Agreement
As part of the Spin-off, the Company entered into a licensing agreement with Brookfield (the “Brookfield Licensing Agreement”), pursuant to which Brookfield has granted a non-exclusive, royalty-free sub-license to use the name “Brookfield” and the Brookfield logo. Further details of the Brookfield Licensing Agreement are described in Note 26.